Promissory Note (Details Narrative) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 27, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 15, 2020
Promissory Note
Company issued promissory note	$ 2.4			$ 5.0
Percentage interest payable	8.00%			7.00%
Repayment of principal			$ 2.5
Remaining Principal balance of promissory note		$ 2.5
Description of balance Promissory note	promissory note (the “2023 Promissory Note”) to Sandstorm due December 27, 2024	repaid in four equal instalments due June 30 and October 1, 2023, and July 1 and October 1, 2024, in addition to amending its interest rate to 8% per annum. Principal of $0.6 million was paid during the year ended December 31, 2023